Share Capital and Dividends - Summary of Transaction Activity Related to Subordinate Voting Shares and Multiple Voting Shares (Details) - CAD ($)						12 Months Ended
	Feb. 01, 2022	Feb. 01, 2021	Feb. 01, 2020	Dec. 13, 2019	Oct. 01, 2019	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [line items]
Balance (in shares)						58,073,517	55,665,476
Balance (in shares)						58,695,438	58,073,517
Share-based compensation on shares vested during the year, issued on business acquisitions						$ 4,051,000	$ 1,868,000
Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition							$ 1,800,000
Issuance of shares on business acquisition (in shares)							473,646
Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition							$ 3,870,000
Issuance of shares on business acquisition (in shares)							1,274,510
Askida Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition							$ 2,173,000
Issuance of shares on business acquisition (in shares)							600,384
Share Capital
Disclosure of classes of share capital [line items]
Share-based compensation on shares vested during the year, issued on business acquisitions						1,686,000	$ 407,000
Share Capital | Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition							1,800,000
Share Capital | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition							3,870,000
Share Capital | Askida Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition							2,173,000
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options						300,000	165,000
Issuance of Subordinate Voting Shares from settlement of DSU						$ 32,085	$ 23,000
Issuance of Subordinate Voting Shares from settlement of DSU (in shares)						7,718	5,514
Subordinate Voting Shares | Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition						$ 600,000	$ 1,800,000
Issuance of shares on business acquisition (in shares)					473,646	157,882	473,646
Subordinate Voting Shares | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition							$ 3,870,000
Issuance of shares on business acquisition (in shares)				1,274,510			1,274,510
Subordinate Voting Shares | Askida Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition						$ 1,086,250	$ 2,172,500
Issuance of shares on business acquisition (in shares)	300,192	300,189	600,384			300,189	600,384
Subordinate Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares)						50,904,533	48,496,492
Balance (in shares)						51,373,822	50,904,533
Beginning balance						$ 191,820,000	$ 183,346,000
Ending balance						193,552,000	191,820,000
Share-based compensation on shares vested during the year, issued on business acquisitions						1,686,000	407,000
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options						14,000	201,000
Issuance of Subordinate Voting Shares from settlement of DSU						$ 32,000	$ 23,000
Issuance of Subordinate Voting Shares from exercise of stock options (in shares)						3,500	53,987
Issuance of Subordinate Voting Shares from settlement of DSU (in shares)						7,718	5,514
Subordinate Voting Shares | Share Capital | Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition							$ 1,800,000
Issuance of shares on business acquisition (in shares)							473,646
Subordinate Voting Shares | Share Capital | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition							$ 3,870,000
Issuance of shares on business acquisition (in shares)							1,274,510
Subordinate Voting Shares | Share Capital | Askida Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition							$ 2,173,000
Issuance of shares on business acquisition (in shares)							600,384
Multiple Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares)						7,168,984	7,168,984
Balance (in shares)						7,321,616	7,168,984
Beginning balance						$ 3,515,000	$ 3,515,000
Ending balance						3,985,000	$ 3,515,000
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options						$ 470,000
Issuance of Subordinate Voting Shares from exercise of stock options (in shares)						152,632